SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Feb. 28, 2026
Compensation Related Costs [Abstract]
Schedule of share option activities

	Number (shares)*	Weighted Average Exercise Price*	Weighted Average Exercise Price*	Weighted Average Remaining Contractual Term
		JPY	US$	Years
Outstanding as of March 1, 2023	9,962,940	39.35	0.25	5.00
Granted	-	-	-	-
Forfeited/cancelled	(313,300)	-	-	-
Exercised	-	-	-	-
Outstanding as of February 29, 2024	9,649,640	38.84	0.25	4.00
Granted	-	-	-	-
Forfeited/cancelled	(250,640)	-	-	-
Exercised	-	-	-	-
Outstanding as of February 28, 2025	9,399,000	38.85	0.25	3.00
Granted	-	-	-	-
Forfeited/cancelled	-	-	-	-
Exercised	-	-	-	-
Outstanding as of February 28, 2026	9,399,000	38.85	0.25	2.00
Options exercisable as of February 28, 2026	-

*	The information is presented on a retroactive basis to reflect the share split from 1 to 130, which become effective on March 1, 2024, and reflect the share split from 1 to 241, which became effective on March 31, 2026 (Note 12).

Schedule of assumptions

	February 23,	October 30,
	2018	2020
Expected volatility	42.90%	42.90%
Expected term	7.00 years	4.33 years
Risk-free interest rate	0.05%	(0.07)%
Forfeiture rate	9.2%	2.2%
Expected dividend yield	0.0%	0.0%